Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Central Index Key	0001168164
Amendment Flag	false
Document Creation Date	May 01, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013